Note 6 - Property and Equipment (Tables)	12 Months Ended
Mar. 31, 2018
Table Text Block Supplement [Abstract]
Property, Plant and Equipment
	March 31,
	2018	2017
Computer and software	$151,748	$151,748
Machinery and equipment	1,094,472	981,130
Leaseholds	4,357,779	4,185,528
Construction in progress	3,193,767	83,812
Capital lease - building	6,425,000	3,900,000
	15,222,766	9,302,218
Less accumulated depreciation and amortization	(1,463,609)	(659,541)
Property and Equipment, Net	$13,759,157	$8,642,677